Bitwise COIN Option Income Strategy ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
Number of
Contracts Notional Amount Value
Purchased Option – 10.4%
Calls – Exchange-Traded – 10.4%
Coinbase Global, Inc.
Expiration: 4/17/26; Exercise Price: $160.00 .......................... 1,068 $ 17,088,000 $ 2,176,050
Total Purchased Options (Cost $1,381,189) ......................................................... 2,176,050
Shares
Money Market Funds – 13.3%
DWS Government Money Market Series Institutional, 3.60%
(a)
(Cost $2,765,630) ........................................................... 2,765,630 2,765,630
Total Investments – 23.7%
(Cost $4,146,819) ........................................................................... $ 4,941,680
Other Assets in Excess of Liabilities – 76.3% ........................................................ 15,916,065
Net Assets – 100.0% .......................................................................... $ 20,857,745
Number of
Contracts Notional Amount Value
Written Options – (5.6)%
. – . –
Calls – Exchange-Traded – (2.9)%
Coinbase Global, Inc.
Expiration: 4/02/26; Exercise Price: $172.50 .......................... (468) $ (8,073,000) $ (256,230)
Expiration: 4/10/26; Exercise Price: $180.00 .......................... (600) (10,800,000) (364,500)
(620,730)
Puts – Exchange-Traded – (2.7)%
Coinbase Global, Inc.
Expiration: 4/17/26; Exercise Price: $160.01 .......................... (1,068) (17,089,068) (554,196)
Total Written Options (Premiums Received $1,595,887) ............................................... $ (1,174,926)
(a) Rate shown reflects the 7-day yield as of March 31, 2026.
Summary of Investment Type
Industry
% of Net
Assets
Purchased Options ............................................................................... 10.4%
Money Market Funds ............................................................................. 13.3%
Total Investments ................................................................................ 23.7%
Other Assets in Excess of Liabilities .................................................................. 76.3%
Net Assets ..................................................................................... 100.0%